COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12 -    COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commissions arrangements:

The Group is committed to pay marketing commissions ranging 1% to 10% to sale agents of total sales contracts. Commission expenses were $679, $411 and $664 for the years ended December 31, 2019, 2018 and 2017, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.	Royalty commitments:

(1)
TAT is committed to pay royalties to third parties, ranging from 12% to 17% of sales of products developed by the third parties. Royalty expenses were $42, $148 and $25 for the years ended December 31, 2019, 2018 and 2017, respectively. The royalties were recorded as part of the cost of revenues.

(2)
Piedmont is committed to pay royalties to a third party, ranging 5% to 13% of sales of products purchased from the third party. That third party is the exclusive manufacturer of the products for which Piedmont provides MRO services.

In addition, Piedmont is committed to pay another third party royalties of 20%, on parts reclaimed to use in MRO services or sold to our customers when they are manufactured by the third party. Royalty expenses were $2,310, $1,689 and $1,885 for the years ended December 31, 2019, 2018 and 2017, respectively. The royalties were recorded as part of the cost of revenues.

c.	Guarantees:

(1)
In order to secure TAT's liability to the Israeli customs, the Company provided a bank guarantee in the amount of $58. The guarantee is linked to the consumer price index and is valid until January 2021. In addition, the Company provided a bank guarantee in the amount of $36. The guarantee is linked to the consumer price index and is valid until March 2021.

(2)
In order to secure TAT's liability to the lessor of its premises, the Company provided a bank guarantee in the amount of $790. The guarantee is linked to the consumer price index in Israel and is valid until July 2020.